Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-33414
Entity Registrant Name	DENISON MINES CORP.
Entity Central Index Key	0001063259
Entity Primary SIC Number	1090
Entity Tax Identification Number	98-0622284
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	1100 – 40 University Avenue
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 1T1
City Area Code	416
Local Phone Number	979-1991
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	826,325,592
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG LLP
Auditor Location	Toronto, Ontario, Canada
Auditor Firm ID	85
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System